Revenue from contracts with customers - Revenue streams - Parenthetical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intersegment Transaction
Revenue From Contract With Customer Excluding Assessed Tax	$ 4.1	$ 4.3	$ 3.8